Document and Entity Information	12 Months Ended
May 14, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Central Index Key	0000826644
Amendment Flag	false
Document Creation Date	May 14, 2012
Document Effective Date	May 14, 2012
Prospectus Date	Feb 28, 2012

Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Classes A, B, C, R and Y shares of the Fund listed below:
Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries—Invesco Small Companies Fund—Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Supplement Textblock	aimif1_SupplementTextblock
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Classes A, B, C, R and Y shares of the Fund listed below:
Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries—Invesco Small Companies Fund—Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Invesco Small Companies Fund | Summary - Invesco Small Companies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Textblock	aimif1_SupplementTextblock
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Classes A, B, C, R and Y shares of the Fund listed below:
Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summary — Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Invesco Small Companies Fund | Summary - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement Textblock	aimif1_SupplementTextblock
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries—Invesco Small Companies Fund—Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Invesco Balanced-Risk Allocation Fund | Summary - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement Textblock	aimif1_SupplementTextblock
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries—Invesco Small Companies Fund—Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Invesco Balanced-Risk Commodity Strategy Fund | Summary - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement Textblock	aimif1_SupplementTextblock
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries—Invesco Small Companies Fund—Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Invesco China Fund | Summary - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement Textblock	aimif1_SupplementTextblock
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries—Invesco Small Companies Fund—Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Invesco Developing Markets Fund | Summary - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement Textblock	aimif1_SupplementTextblock
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries—Invesco Small Companies Fund—Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Invesco Emerging Market Local Currency Debt Fund | Summary - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement Textblock	aimif1_SupplementTextblock
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries—Invesco Small Companies Fund—Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Invesco Emerging Markets Equity Fund | Summary - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement Textblock	aimif1_SupplementTextblock
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries—Invesco Small Companies Fund—Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Invesco Endeavor Fund | Summary - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement Textblock	aimif1_SupplementTextblock
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries—Invesco Small Companies Fund—Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Invesco International Total Return Fund | Summary - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement Textblock	aimif1_SupplementTextblock
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries—Invesco Small Companies Fund—Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Invesco Premium Income Fund | Summary - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement Textblock	aimif1_SupplementTextblock
Statutory Prospectus Supplement dated May 14, 2012
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Balanced-Risk Allocation Fund Invesco Balanced-Risk Commodity Strategy Fund Invesco China Fund Invesco Developing Markets Fund Invesco Emerging Market Local Currency Debt Fund	Invesco Emerging Markets Equity Fund Invesco Endeavor Fund Invesco International Total Return Fund Invesco Premium Income Fund Invesco Small Companies Fund
Effective August 1, 2012, Invesco Small Companies Fund will change its name to Invesco Select Companies Fund.
Effective August 1, 2012, the following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Summaries—Invesco Small Companies Fund—Principal Investment Strategies of the Fund”:
“The Fund generally invests in equity securities of small-capitalization issuers.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Document Creation Date	dei_DocumentCreationDate	May 14, 2012